REVENUE- Disclosure of disaggregation of revenue from contracts with customers (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of products and services [line items]
Total revenue from concentrate sales	$ 269.8	$ 70.3
Refined metal sales	197.7	147.3
Total revenue	467.5	217.6
Concentrate sales [Member]
Disclosure of products and services [line items]
Total revenue from concentrate sales	262.7	71.1
Provisional pricing adjustments [Member]
Disclosure of products and services [line items]
Total revenue from concentrate sales	$ 7.1	$ (0.8)